Deposits, prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2023
Deposits, prepaid expenses and other current assets
Schedule of Prepaid expenses and other assets
	As of December 31,
	2022	2023	2023
	S$	S$	US$

Advances to suppliers	568,496	304,821	231,048
Deposits	32,975	31,403	23,803
Deferred listing expenses	1,290,336	-	-
GST receivables	1,021	-	-
Prepaid expenses	139,767	111,753	84,706
Other receivables	3,947	148,174	112,312
	2,036,542	596,151	451,869